Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value

3. FAIR VALUE

We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

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Level 1:  Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations, active exchange-traded equity securities, and certain short-term securities).

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Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Determining the fair value of the investment portfolio is the responsibility of management. As part of the responsibility, we evaluate whether a market is distressed or inactive in determining the fair value for our portfolio. We review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances exist to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,896.5	$0	$0	$2,896.5	$2,806.4
State and local government obligations	0	1,964.4	0	1,964.4	1,914.4
Corporate debt securities	0	3,113.0	0	3,113.0	2,982.9

Subtotal	2,896.5	5,077.4	0	7,973.9	7,703.7

Asset-backed securities:
Residential mortgage-backed	0	382.7	45.5	428.2	413.4
Commercial mortgage-backed	0	2,023.4	25.3	2,048.7	1,963.9
Other asset-backed	0	948.6	0	948.6	936.0

Subtotal asset-backed securities	0	3,354.7	70.8	3,425.5	3,313.3

Redeemable preferred stocks:
Financials	0	129.7	0	129.7	110.7
Utilities	0	66.7	0	66.7	64.9
Industrials	0	178.3	0	178.3	181.3

Subtotal redeemable preferred stocks	0	374.7	0	374.7	356.9

Total fixed maturities	2,896.5	8,806.8	70.8	11,774.1	11,373.9

Equity securities:
Nonredeemable preferred stocks:
Financials	259.6	494.5	31.9	786.0	383.3
Utilities	0	26.4	0	26.4	20.7

Subtotal nonredeemable preferred stocks	259.6	520.9	31.9	812.4	404.0

Common equities:
Common stocks	1,887.0	0	0	1,887.0	1,367.2
Other risk investments	0	0	12.0	12.0	3.1

Subtotal common equities	1,887.0	0	12.0	1,899.0	1,370.3

Total fixed maturities and equity securities	5,043.1	9,327.7	114.7	14,485.5	13,148.2

Short-term investments:
Other short-term investments	1,679.9	310.1	0	1,990.0	1,990.0

Total portfolio	$6,723.0	$9,637.8	$114.7	$16,475.5	$15,138.2

Debt	$0	$2,394.4	$0	$2,394.4	$2,063.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other risk investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[1]				$2,664.7	$2,442.1

[1]	Under the prior accounting guidance, fair value hierarchies were not required.

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. During 2012, we had one redeemable preferred security with a value of $25.0 million that was transferred from Level 1 to Level 2 as it is no longer traded on an exchange. During 2011, we had one nonredeemable preferred security with a value of $44.2 million that was transferred from Level 1 to Level 2 due to the lack of an exchange-quoted price at year-end. The exchange price was not available due to illiquidity in the market place. A consistent exchange-quoted price was previously available for this security, and we will continue to monitor the security for future exchange trading volume. We recognize transfers between levels at the end of the reporting period.

Our short-term security holdings classified as Level 1 are considered highly liquid, actively marketed, and have a very short duration, primarily seven days or less to redemption. These securities are held at their original cost, adjusted for any amortization of discount or premium, since that value very closely approximates what an active market participant would be willing to pay for such securities. The remainder of our short-term securities are classified as Level 2 and are not priced externally since these securities continually trade at par value. These securities are classified as Level 2 since they are primarily longer-dated auction securities issued by municipalities that contain a redemption put feature back to the auction pool with a redemption period of less than seven days. The auction pool is created by a liquidity provider and if the auction is not available at the end of the seven days, we have the right to put the security back to the issuer at par.

At December 31, 2012, vendor-quoted prices represented 57% of our Level 1 classifications (excluding short-term investments), compared to 59% at December 31, 2011. The securities quoted by vendors in Level 1 represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on an active exchange.

At December 31, 2012, vendor-quoted prices comprised 98% of our Level 2 classifications (excluding short-term investments), while dealer-quoted prices represented 2%, compared to 96% and 4%, respectively, at December 31, 2011. In our process for selecting a source (e.g., dealer, pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews.

As part of our pricing procedures, we obtain quotes from more than one source to help us fully evaluate the market price of securities. However, our internal pricing policy is to use a consistent source for individual securities in order to maintain the integrity of our valuation process. Quotes obtained from the sources are not considered binding offers to transact. Under our policy, when a review of the valuation received from our selected source appears outside what is considered market level activity (which is defined as trading at spreads or yields significantly different than comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it is prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance, which often leads the source to adjust their pricing input data for future pricing.

To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. We frequently challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends/activity. Initially, we perform a global review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We refine our review to analyze prices by specific criteria, such as whether the security is investment or non-investment-grade, prime or sub-prime, or a consumer product (e.g., auto, credit card). Through this review, we try to determine what contributed to the price variances among sources by analyzing spread movement, comparable security trades, if available, or industry or specific issuer fundamentals. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues/concerns regarding their evaluation or market coverage. We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.

During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences. We compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales price to a previous market valuation price. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the market place and affect a particular security’s price at sale.

This analysis provides us additional comfort regarding the source’s process, the quality of its review, and its willingness to improve its analysis based on feedback from clients. We believe this effort helps ensure that we are reporting the most representative fair values of our securities.

With limited exceptions, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.

After all the valuations are received and our review is complete, if the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2012 and 2011, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. At December 31, 2012, we had one private common equity security with a value of $11.2 million that was priced internally. The same security had a value of $10.2 million at December 31, 2011. At December 31, 2012, we had one private preferred equity security, which was purchased during the third quarter, with a value of $31.9 million that was priced internally. At December 31, 2012, we did not have any securities in our fixed-maturity portfolio that were priced internally. At December 31, 2011, we had two fixed-maturity securities with an aggregate value of $0.5 million that were priced internally. Despite the lack of sufficient observable market information, we believe the valuations received in conjunction with our procedures for evaluating third-party prices support the fair values as reported in the financial statements.

We review the prices from our external sources for reasonableness using internally developed assumptions to derive prices for the securities, which are then compared to the price we received. Based on our review, all the prices received from external sources remain unadjusted.

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2012 and 2011:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2011	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2012
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$62.3	$(17.3)	$0	$0	$0	$.5	$0	$45.5
Commercial mortgage-backed	21.3	(3.7)	0	0	0	7.7	0	25.3
Other asset-backed	2.6	(2.6)	0	0	0	0	0	0

Total asset-backed securities	86.2	(23.6)	0	0	0	8.2	0	70.8
Corporate debt securities	0	0	0	0	0	0	0	0

Total fixed maturities	86.2	(23.6)	0	0	0	8.2	0	70.8

Equity securities:
Nonredeemable preferred stocks:
Financials[1]	0	0	28.5	0	0	3.4	0	31.9
Common equities:
Other risk investments	11.5	(.2)	0	0	0	.7	0	12.0

Total Level 3 securities	$97.7	$(23.8)	$28.5	$0	$0	$12.3	$0	$114.7

[1]	The $3.4 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Nonredeemable preferred stocks:
Financials	0	0	0	0	0	0	0	0
Common equities:
Other risk investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31, 2012:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2012	Valuation Technique	Unobservable Input		Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$.2	External vendor	Prepayment rate	[1]	16
Commercial mortgage-backed	25.3	External vendor	Prepayment rate	[2]	0

Total fixed maturities	25.5

Equity securities:
Nonredeemable preferred stocks:
Financials	31.9	Multiple of tangible net book value	Price to book ratio multiple		1.9
Common equities:
Other risk investments	11.2	Discounted consolidated equity	Discount for lack of marketability		20%

Subtotal Level 3 securities	68.6

Third-party pricing exemption securities[3]	46.1

Total Level 3 securities	$114.7

[1]	Assumes that one security has 16% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2]	Assumes that three securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

Due to the relative size of the securities’ fair values compared to the total portfolio’s fair value, any changes in pricing methodology would not have a significant change in valuation that would materially impact net and comprehensive income. During the years ended December 31, 2012 and 2011, there were no material assets or liabilities measured at fair value on a nonrecurring basis.